Income Taxes - Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating loss carryforwards	$ 258.2	$ 252.1
Pension and other compensation benefits	5.1	13.3
Foreign currency translation loss	23.2	8.5
Derivative financial instruments	0.1	0
Foreign tax credit and alternative minimum tax carryforwards	6.2	9.3
Inventory overhead capitalization	2.7	2.4
Accrued expenses	3.8	3.6
Receivables	4.7	4.9
Transaction fees	5.7	5.5
Deferred tax Asset Gross	309.7	299.6
Valuation allowances	(119.3)	(95.4)
Total deferred tax assets, net of valuation allowances	190.4	204.2
Deferred tax liabilities:
Intangible assets	564.4	596.9
Property and equipment	9.4	8.9
Inventory valuation	8.5	13.1
Goodwill amortization	34.3	29.4
Other	3.3	4.7
Total deferred tax liabilities	619.9	653.0
Net deferred tax liability	$ 429.5	$ 448.8